HOMESTEAD FUNDS, INC.
4301 Wilson Boulevard
Arlington, VA 22203

VIA EDGAR

December 8, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Homestead Funds, Inc.
File Nos. 33-35788 and 811-06136

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Homestead Funds, Inc. (the “Fund”) hereby certifies that:

1.
The forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in post-effective amendment no. 39 to the Fund’s registration statement on Form N-1A, which is the most recent amendment to the Fund’s registration statement on Form N-1A; and

2.	The text of post-effective amendment no. 39 to the Fund’s registration statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 5, 2008.

If you have any questions regarding this filing, please do not hesitate to contact me at (703) 907-5953.

Very truly yours,

/s/ Kelly Bowers Whetstone
Kelly Bowers Whetstone, Esq.
Secretary, Homestead Funds, Inc.